Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Oct. 22, 2011	Oct. 22, 2010	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 01, 2013	Nov. 30, 2012	Nov. 30, 2009	Sep. 09, 2014
Property Subject to or Available for Operating Lease [Line Items]
Rental expense			$ 116,000	$ 42,000	$ 58,921	$ 46,571
Future minimum lease payments in 2013			135,800		86,900
Description of leasing arrangements			This lease agreement was amended in January 2014 to reflect a 63 month term for a larger suite in an adjoining building.		This lease agreement was amended in January 2014 to reflect a 63 month term for a larger suite in an adjoining building.
Principal amount, sought value	485,000	485,000
Discontinued operations										124,774
Charlotte
Property Subject to or Available for Operating Lease [Line Items]
Number of leases			2		2
Monthly rent			2,340		2,340
Boca Raton
Property Subject to or Available for Operating Lease [Line Items]
Monthly rent							6,800	1,413
Term of lease							39 months		24 months
Additional lease renewal term								2 years
Flexshopper
Property Subject to or Available for Operating Lease [Line Items]
Rental expense							$ 15,800